GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 6: GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2025 and 2024 were as follows:

	Owned
	Service Network	Logistics	Total
Balance as at January 1, 2024	$2,246,619	$—	$2,246,619
Acquisitions	259,347	790,451	1,049,798
Impairment	(1,568,309)	—	(1,568,309)
Balance as at December 31, 2024	937,657	790,451	1,728,108
Acquisitions	3,488,680	—	3,488,680
Impairment	—	—	—
Balance as at December 31, 2025	$4,426,337	$790,451	$5,216,788

Goodwill is not amortized but is tested for impairment at least annually, or more frequently if events occur or circumstances change that indicate the carrying amount of the related reporting unit may not be recoverable.

For the year ended December 31, 2025, goodwill was recognized in connection with the Company’s acquisition of Air Temp Service Co., Inc. (“ATS”) and Solar Energy Systems of Brevard, Inc. (“SESB”).

ASC 350, Intangibles - Goodwill provides an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the estimated fair value of a reporting unit is less than its carrying amount. If an entity elects to perform a qualitative assessment and determines that an impairment is more likely than not, the entity is then required to perform the one-step quantitative impairment test, otherwise no further analysis is required. An entity also may elect not to perform the qualitative assessment and, instead, proceed directly to the one-step quantitative impairment test. The ultimate outcome of the goodwill impairment review for a reporting unit should be the same whether an entity chooses to perform the qualitative assessment or proceeds directly to the one-step quantitative impairment test.

As permitted under ASC 350, Intangibles—Goodwill and Other, the Company elected to first perform a qualitative assessment of goodwill impairment for each of its reporting units for the year ended December 31, 2025 to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For Owned Service network (‘OSN’) reporting unit, the qualitative assessment indicated that it was more likely than not that the fair value could be less than the carrying amount, and accordingly, a quantitative impairment test was performed. For Logistics reporting unit, the qualitative assessment did not indicate potential impairment, and therefore no quantitative test was necessary.

Under the quantitative approach, the Company estimated fair value of the reporting unit using discounted cash flow model under income approach. The resulting fair value measurements are classified within Level 3 of the fair value hierarchy because they rely on significant unobservable inputs and reflect management’s own assumptions about the views of market participants. Under the income approach, the fair value of each reporting unit is based on the present value of estimated future cash flows. The income approach is dependent on a number of significant management assumptions including the discount rate, revenue growth rates, and projected EBITDA margins. We estimate future cash flows for each of our reporting units based on our projections for the respective reporting unit. These projected cash flows are discounted to the present value using a weighted average cost of capital (discount rate). The discount rate is commensurate with the risk inherent in the projected cash flow and reflects the rate of return required by an investor in the current economic conditions. For our annual impairment test, we used a discount rate of 20% for OSN reporting unit. An increase or decrease of 5% in the discount rate would have impacted the estimated fair value of each reporting unit by approximately $2,300,000. The projections are based on both past performance and the expectations of future performance and assumptions used in our current operating plan. We use specific revenue growth and EBIDTA margins for reporting unit based on history and economic conditions.

Under the market approach, the fair value of each reporting unit is determined based upon comparisons to public companies engaged in similar businesses and is dependent on the significant management assumption for the selection of multiples.

The Company recorded a goodwill impairment of $0 and $1,568,309 during the twelve months ending December 31, 2025, and December 31, 2024 respectively.

Intangible assets, net

As of December 31, 2025, the Company performed an evaluation of its long-lived intangible assets to determine whether events or changes in circumstances indicated that their carrying amounts may not be recoverable in accordance with ASC 360. In conducting this assessment, the Company considered multiple impairment indicators, including (i) significant adverse changes in general economic or market conditions, (ii) adverse changes in the industry or competitive environment, (iii) increases in market-based discount rates, (iv) declines in the Company’s market capitalization relative to its net assets, (v) actual or projected operating results that are below prior expectations, and (vi) entity-specific factors such as changes in business strategy or the manner in which assets are utilized.

For ATS, the primary trigger, consistent with ASC 360-10-35-21(f), was the subsequent strategic transfer of the HVAC business assets and operations and associated intangibles at no consideration, resulting in expected early disposal.

For the SESB asset group, impairment indicators were identified in accordance with ASC 360-10-35-21(a)–(e) due to lower-than-projected 2025 revenue, reduced utilization resulting from the strategic decision to scale down solar operations in Florida, and adverse changes in the regulatory and industry environment affecting expected cash flows.

Based on this evaluation, the Company concluded that impairment indicators were present, primarily associated with the ATS and SESB asset groups. Accordingly, a recoverability test was performed. The results indicated that the carrying amounts of these asset groups were not recoverable, as the estimated undiscounted future cash flows were less than their respective carrying values. As a result, the Company recognized a full impairment charge of approximately $548,000 for the year ended December 31, 2025, reducing the carrying value of the trade name and customer relationship intangible assets related to ATS and SESB to zero. This non-cash impairment charge was recorded within the intangible asset impairment expense in the consolidated statements of operations and comprehensive loss.

The assumptions used in estimating the undiscounted future cash flows are based on currently available data and management’s best estimates of future income statement and working capital elements. A change in market conditions or other factors could have a material effect on the estimated values. Fair value was determined based on discounted cash flows requiring judgement. These factors include, among others, the assumptions related to discount rates, forecasted operating results, long-term growth rates, the determination of comparable companies and market multiples. The measurements used in the impairment review of finite-lived intangible assets are Level 3 measurements. There are inherent uncertainties related to the assumptions used and to management’s application of these assumptions.

Identifiable intangible assets consist of the following at December 31, 2025:

	Weighted Average Remaining
	Amortization Period (years)	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	12.7	$1,445,244	(1,020,532)	$424,711
Trade name	5.0	868,355	(634,917)	233,438
Noncompetition agreement	1.1	91,167	(83,537)	7,630
Intellectual property	0.0	15,862	(15,862)	—
Intangible assets: Proprietary technology	6.8	864,000	(20,571)	843,429
Internally developed software	3.0	676,895	(331,559)	345,336
Intangible assets: Patent	8.5	19,324	(8,374)	10,950
Developed technology	3.6	440,530	(123,466)	317,064
Total intangible assets, net		$4,421,377	$(2,238,818)	$2,182,558

Identifiable intangible assets consist of the following at December 31, 2024*:

	Weighted Average Remaining Amortization Period (years)	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	11.5	$777,180	$(373,653)	$403,527
Tradename	6.1	386,080	(102,722)	283,358
Noncompetition agreements	2.1	34,000	(19,570)	14,430
Intellectual property	9.5	35,186	(22,947)	12,239
Acquired technology	4.6	440,530	(35,360)	405,170
Internally developed software	3.3	609,385	(319,933)	289,452
Total intangible assets, net		$2,282,361	$(874,185)	$1,408,176

* Prior period amounts are presented on a net basis and reflect the impact of an $835,319 impairment charge on intangible assets recorded during the year ended December 31, 2024. This presentation has no impact on the consolidated financial statements as the net carrying value of the reported assets remains unchanged.

Intangible assets are amortized over their estimated useful lives of 3 to 25 years using the straight-line method. Amortization expense was approximately $424,000 and $480,000 for the years ended December 31, 2025 and 2024, respectively. Amortization expense over the next five years and thereafter is as follows:

Years ending December 31,	Amount
2026	$473,905
2027	427,176
2028	409,113
2029	270,286
2030	189,695
Thereafter	412,383
Total	$2,182,558

The above amounts do not include $160,400 of capitalized costs for internally developed software that are still in the development stage and not yet subject to amortization.

As of December 31, 2025 and 2024, unamortized software development costs for software capitalized under ASC 985-20 amounted to $57,002 and $92,361 respectively. Total amortization charged for software capitalized under ASC 985-20 was $35,359 and $35,359 for the year ended December 31, 2025 and 2024, respectively.

For the years ended December 31, 2025 and 2024, the Company recognized an impairment charge of $548,492 and $836,000 respectively related to intangible assets.